Shareholder Report, Holdings (Details) - C000134926	Apr. 30, 2025
FR_BN2BZT902
Holdings [Line Items]
Percent of Total Investments	2.80%
FR_ACI14S0Q0
Holdings [Line Items]
Percent of Total Investments	2.30%
FR_688910900
Holdings [Line Items]
Percent of Total Investments	2.30%
FR_ACI0J8B70
Holdings [Line Items]
Percent of Total Investments	1.90%
FR_688952902
Holdings [Line Items]
Percent of Total Investments	1.60%
FR_ACI1X4R17
Holdings [Line Items]
Percent of Total Investments	1.50%
FR_BZ1MXR908
Holdings [Line Items]
Percent of Total Investments	1.50%
FR_650313901
Holdings [Line Items]
Percent of Total Investments	1.40%
FR_677172009
Holdings [Line Items]
Percent of Total Investments	1.40%
FR_BGRPD2902
Holdings [Line Items]
Percent of Total Investments	1.40%
Chile
Holdings [Line Items]
Percent of Total Investments	3.90%
Taiwan
Holdings [Line Items]
Percent of Total Investments	4.10%
Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	4.20%
South Korea
Holdings [Line Items]
Percent of Total Investments	4.80%
United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	6.20%
Poland
Holdings [Line Items]
Percent of Total Investments	8.60%
Vietnam
Holdings [Line Items]
Percent of Total Investments	8.60%
India
Holdings [Line Items]
Percent of Total Investments	9.90%
United States
Holdings [Line Items]
Percent of Total Investments	11.80%
Greece
Holdings [Line Items]
Percent of Total Investments	14.10%